RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

24.RELATED PARTY TRANSACTIONS

The Company considers its directors and officers to be key management personnel. Transactions with key management personnel are set out as follows:

		For the years ended
	December 31, 2023	December 31, 2022
	$	$
Key management compensation
Employee benefit expenses	2,212	2,641
Share-based payments	1,377	3,722
Board fees	880	829

In addition to transactions with Pallinghurst and Investissement Québec disclosed previously in the consolidated financial statements and in accordance with IAS 24 Related Party Disclosures, key management personnel have authority and responsibility for planning, directing, and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

In November 2022, the Company closed a private placement of unsecured convertible notes for aggregate gross proceeds of US$50M with Mitsui, Pallinghurst and Investissement Québec. Of the US$50M, Pallinghurst and Investissement Québec each subscribed for US$12.5M. The notes carry a quarterly coupon interest payment, refer to note 15 – convertible notes.

Severance

The Company has commitments under certain management contracts with key executives. Minimum commitments under these contracts are approximately $2,428 ($2,150 in 2022). These contracts require additional minimum payments of approximately $4,927 ($4,379 in 2022) to be made upon the occurrence of certain events, such as a change of control. As a triggering event has not taken place, the contingent payments have not been reflected in these consolidated financial statements.